CONSOLIDATED STATEMENTS OF CASH FLOWS - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Net income (loss) for the year	$ 1,260,213	$ (663,161)	$ (1,700,829)
Adjustments to reconcile net income to net cash flows provided by operating activities
Allowances deducted from assets	92,587	105,525	158,206
Depreciation of PP&E	1,217,258	1,446,267	1,644,158
Amortization of intangible assets	141,799	233,482	236,953
Amortization of rights of use assets	241,685	190,450	179,884
Impairment of Goodwill			2,017,803
Disposals of Fixed Assets and consumption of materials	2,054	1,348	39,980
Earnings (losses) from associates and joint ventures	13,994	5,014	(6,773)
Financial results and others	(2,242,103)	744,844	(529,644)
Income tax	499,029	(898,403)	(219,213)
Income tax paid (*)	(8,996)	(13,602)	(83,766)
Net increase in assets	(425,074)	(766,710)	(479,755)
Net increase in liabilities	197,303	1,255,536	513,166
Total cash flows provided by operating activities	989,749	1,640,590	1,770,170
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Payments for PP&E	(424,593)	(701,015)	(969,805)
Payments for intangible asset acquisitions	(56,207)	(530,051)	(43,172)
Payments for acquisition of subsidiary and joint venture, net of cash acquired	(16,908)	(5,995)	(3,365)
Acquisition of call options agreements		(6,629)
Dividends from associates	1,236	3,198	5,086
Proceeds from the sale of PP&E and intangible assets	7,211	3,067	2,961
Compensation received for acquisition of companies	3,902
Proceeds from DFI Liquidations	4,808	64,054
Proceeds from sale of investments not considered as cash and cash equivalents	406,096	371,427	117,541
Payments for investments not considered as cash and cash equivalents	(393,181)	(710,874)	(481,105)
Total cash flows used in investing activities	(467,636)	(1,512,818)	(1,371,859)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Proceeds from borrowings	1,459,335	1,030,968	704,806
Payment of borrowings	(1,367,407)	(607,028)	(565,011)
Repurchase of Notes	(32,370)
Payment of DFI, interests and related expenses	(396,835)	(549,713)	(382,216)
Payments of leases liabilities	(112,200)	(117,373)	(126,214)
Transactions with non-controlling interests	(33,530)	(1,567)
Dividends paid to non-controlling interests in subsidiaries	(11,714)	(10,677)	(10,165)
Total cash flows used in financing activities	(494,721)	(255,390)	(378,800)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	27,392	(127,618)	19,511
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	424,356	331,267	319,801
NET FOREIGN EXCHANGE DIFFERENCES AND RECPAM ON CASH AND CASH EQUIVALENTS	(63,507)	220,707	(8,045)
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 388,241	$ 424,356	$ 331,267